Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2024	2023
Non-current
Advances to suppliers	3,316	3,266
Income tax credits	4,639	2,332
Non-income tax credits (i)	26,240	24,860
Judicial deposits	1,816	2,187
Receivable from disposal of subsidiary	—	3,899
Other receivables	2,499	2,516
Non-current portion	38,510	39,060
Current
Trade receivables	87,645	90,526
Less: Allowance for trade receivables	(1,114)	(2,888)
Trade receivables – net	86,531	87,638
Prepaid expenses	18,038	6,953
Advances to suppliers	35,996	42,808
Income tax credits	5,680	1,253
Non-income tax credits (i)	53,522	22,812
Receivable from disposal of subsidiary	2,900	3,971
Cash collateral	—	11
Other receivables	10,689	13,609
Subtotal	126,825	91,417
Current portion	213,356	179,055
Total trade and other receivables, net	251,866	218,115

(i) Includes US$307 (2023: US$293) reclassified from property, plant and equipment. It also includes US$16 million corresponding to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2024	2023
Currency
U.S. Dollar	84,477	88,811
Argentine Peso	70,837	24,304
Uruguayan Peso	2,478	6,570
Brazilian Reais	94,074	98,430
	251,866	218,115

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2024	2023	2022
At January 1	2,888	4,266	3,023
Charge of the year	391	1,874	3,570
Unused amounts reversed	(892)	(1,371)	(661)
Used during the year	(1,129)	(173)	(100)
Exchange differences	(144)	(1,708)	(1,566)
At December 31	1,114	2,888	4,266